Fees Summary	Apr. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 745,939,171.25
Previously Paid Amount	0.00
Total Fee Amount	103,014.20
Total Offset Amount	0.00
Net Fee	103,014.20
Narrative - Max Aggregate Offering Price	$ 745,939,171.25
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true